UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

 ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2019 to January 31, 2019

Commission File Number of issuing entity: 333-206924-09

 CIK number of issuing entity: 0001729361

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2018-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206924

 CIK number of depositor: 0001347185

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

 AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of person to contact in connection with this filing)

Delaware	82-6262454
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2-A	☐	☐	☒
Class A-2-B	☐	☐	☒
Class A-3	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒
Class D	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒     No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was February 15, 2019.

No assets securitized by AmeriCredit Financial Services, Inc. (the “Securitizer”) and held by AmeriCredit Automobile Receivables Trust 2018-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2019 to January 31, 2019.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2019.

Item 1A. - Asset-Level Information.

The response to Item 1A is set forth in Exhibit 102.1 and Exhibit 103.1, each of which is incorporated by reference into this Form 10-D as described in Item 10.

Item 1B. - Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

 ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

None

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

None

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

102.1	Asset Data File, dated as of February 22, 2019 for the reporting period January 1, 2019 to January 31, 2019 (See Exhibit 102.1 to Form ABS-EE filed by AmeriCredit Automobile Receivables Trust 2018-1 with the SEC on February 22, 2019, which is incorporated by reference herein).

103.1	Asset Related Document, dated as of February 22, 2019 for the reporting period January 1, 2019 to January 31, 2019 (See Exhibit 103.1 to Form ABS-EE filed by AmeriCredit Automobile Receivables Trust 2018-1 with the SEC on February 22, 2019, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2018-1

(Issuing Entity)

Dated: February 26, 2019

By: AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury